Consolidated Statements of Income - JPY (¥) shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Interest income:
Loans, including fees (Note 4)	¥ 4,596,526	¥ 4,362,986	¥ 2,993,740
Deposits in other banks	788,467	712,463	360,297
Investment securities:
Interest	657,301	572,895	402,054
Dividends	163,004	147,956	146,210
Trading account assets	1,133,561	802,479	551,372
Call loans and funds sold	35,289	31,822	19,854
Receivables under resale agreements and securities borrowing transactions	891,426	526,719	163,212
Total	8,265,574	7,157,320	4,636,739
Interest expense:
Deposits	2,838,601	2,530,190	1,178,269
Call money and funds purchased	14,806	2,296	3,783
Payables under repurchase agreements and securities lending transactions	1,371,417	1,078,214	479,904
Due to trust account, other short-term borrowings and trading account liabilities	448,927	404,243	191,777
Long-term debt	503,626	517,454	380,392
Total	5,177,377	4,532,397	2,234,125
Net interest income	3,088,197	2,624,923	2,402,614
Provision for credit losses (Note 4)	121,790	258,795	7,285
Net interest income after provision for credit losses	2,966,407	2,366,128	2,395,329
Non-interest income:
Fees and commissions income (Note 27)	2,185,727	1,910,665	1,704,905
Foreign exchange gains (losses)—net (Note 28)	153,959	(296,487)	33,739
Trading account profits (losses)—net (Notes 28 and 31)	32,262	(703,913)	(781,310)
Investment securities gains (losses)—net (Note 3)	(832,533)	1,382,458	(256,941)
Equity in earnings of equity method investees—net (Note 14)	669,400	464,054	398,147
Gains (losses) on sales of loans including valuation adjustment for loans held for sale (Note 4)	41,660	(44,996)	(34,410)
Gain on sale of MUFG Union Bank (Note 2)	0	0	349,442
Other non-interest income	320,060	163,603	90,930
Total	2,570,535	2,875,384	1,504,502
Non-interest expense:
Salaries and employee benefits (Note 13)	1,473,650	1,406,498	1,347,523
Occupancy expenses—net (Notes 5 and 26)	160,032	156,885	162,923
Fees and commissions expenses	424,618	387,480	341,841
Outsourcing expenses, including data processing	325,057	320,560	352,130
Depreciation of premises and equipment (Note 5)	88,279	80,023	73,976
Amortization of intangible assets (Note 6)	295,129	288,538	274,962
Impairment of intangible assets (Note 6)	14,353	15,042	5,151
Insurance premiums, including deposit insurance	98,855	92,061	78,445
Communications	64,963	59,218	58,580
Taxes and public charges	113,107	107,154	101,097
Impairment of goodwill (Note 6)	150,089	0	33,553
Provision for (reversal of) off-balance sheet credit instruments	(727)	33,289	20,159
Reversal of impairment of assets held for sale (Note 2)	0	0	(134,141)
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank (Note 2)	0	0	282,540
Other non-interest expenses (Notes 5 and 26)	533,961	416,538	439,780
Total	3,741,366	3,363,286	3,438,519
Income before income tax expense	1,795,576	1,878,226	461,312
Income tax expense	527,938	500,657	46,751
Net income before attribution of noncontrolling interests	1,267,638	1,377,569	414,561
Net income attributable to noncontrolling interests	705	51,700	32,763
Net income attributable to Mitsubishi UFJ Financial Group	1,266,933	1,325,869	381,798
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 1,266,933	¥ 1,325,869	¥ 381,798
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 19 and 22):
Basic earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)	¥ 108.71	¥ 110.69	¥ 31.00
Diluted earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)	¥ 108.18	¥ 110.39	¥ 30.68
Weighted average common shares outstanding (in shares)	11,654,295	11,978,725	12,317,723
Weighted average diluted common shares outstanding (in shares)	11,654,850	11,980,601	12,318,855